ABIGAIL J. MURRAY ATTORNEY AT LAW 312-609-7796
amurray@vedderprice.com

August 28, 2012

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Nuveen Arizona Premium Income Municipal Fund, Inc. (the “Registrant”);

File No. 811-07278

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2 and Nuveen Arizona Dividend Advantage Municipal Fund 3 into Nuveen Arizona Premium Income Municipal Fund, Inc.

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Abigail J. Murray

AJM